Net Loss From Continuing Operations - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 93,875	$ 93,776	$ 77,671
Costs of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	85,147	84,878	69,197
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	3,076	2,863	2,878
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	4,339	4,606	4,474
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 1,313	$ 1,429	$ 1,122